                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                           AIM SELECT BASIC VALUE FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)


                     Supplement dated September 20, 2005 to
          the Statement of Additional Information dated April 29, 2005 as supplemented July 1, 2005 and July 7, 2005


This supplement supercedes and replaces in its entirety the supplement dated July 7, 2005.

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM AGGRESSIVE GROWTH FUND" on page G-1 of the Statement of Additional Information:

                "NAME OF PORTFOLIO MANAGER                           DOLLAR RANGE OF INVESTMENTS IN EACH FUND
------------------------------------------------------------ ---------------------------------------------------------
                                             AIM AGGRESSIVE GROWTH FUND
------------------------------------------------------------ ---------------------------------------------------------
Kirk L. Anderson(2)                                                                    None
------------------------------------------------------------ ---------------------------------------------------------
James G. Birdsall(2)                                                                   None
------------------------------------------------------------ ---------------------------------------------------------
Lanny H. Sachnowitz(2)                                                                 None
------------------------------------------------------------ ---------------------------------------------------------

(2) Mr. Anderson, Mr. Birdsall and Mr. Sachnowitz each began serving as portfolio managers on AIM Aggressive Growth Fund on September 16, 2005. Ownership information has been provided as of August 31, 2005."


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM CONSTELLATION FUND" on page G-1 of the Statement of Additional Information:

                "NAME OF PORTFOLIO MANAGER                           DOLLAR RANGE OF INVESTMENTS IN EACH FUND
------------------------------------------------------------ ---------------------------------------------------------
                                               AIM CONSTELLATION FUND
------------------------------------------------------------ ---------------------------------------------------------
Kirk L. Anderson(3)                                                                    None
------------------------------------------------------------ ---------------------------------------------------------
James G. Birdsall(3)                                                                   None
------------------------------------------------------------ ---------------------------------------------------------
Robert J. Lloyd                                                                        None
------------------------------------------------------------ ---------------------------------------------------------
Lanny H. Sachnowitz(3)                                                                 None
------------------------------------------------------------ ---------------------------------------------------------

(3) Mr. Anderson, Mr. Birdsall and Mr. Sachnowitz each began serving as portfolio managers on AIM Constellation Fund on September 16, 2005. Ownership information has been provided as of August 31, 2005."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM AGGRESSIVE GROWTH FUND" on page G-4 of the Statement of Additional Information:

                                       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
     "NAME OF PORTFOLIO MANAGER                                        CATEGORY
-------------------------------------- --------------------------------------------------------------------------
                                           AIM AGGRESSIVE GROWTH FUND
-------------------------------------- --------------------------------------------------------------------------
Kirk L. Anderson(4)                    12 Registered Mutual Funds with $5,994,696,613 in total assets under management

                                       4 Unregistered Pooled Investment Vehicles with $352,982,291 in total assets under management
-------------------------------------- --------------------------------------------------------------------------
James G. Birdsall(4)                   4 Registered Mutual Funds with $3,763,782,482 in total assets under management
-------------------------------------- --------------------------------------------------------------------------
Lanny H. Sachnowitz(4)                 5 Registered Mutual Funds with $9,951,007,548 in total assets under management
-------------------------------------- --------------------------------------------------------------------------

(4) Mr. Anderson, Mr. Birdsall and Mr. Sachnowitz each began serving as portfolio managers on AIM Aggressive Growth Fund on September 16, 2005. Information on other accounts they manage has been provided as of August 31, 2005."


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM CONSTELLATION FUND" on page G-5 of the Statement of Additional Information:

                                       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
     "NAME OF PORTFOLIO MANAGER                                        CATEGORY
-------------------------------------- --------------------------------------------------------------------------
                                             AIM CONSTELLATION FUND
-------------------------------------- --------------------------------------------------------------------------
Kirk L. Anderson(5)                    12 Registered Mutual Funds with $5,994,696,613 in total assets under management

                                       4 Unregistered Pooled Investment Vehicles with $352,982,291 in total assets under management
-------------------------------------- --------------------------------------------------------------------------
James G. Birdsall(5)                   4 Registered Mutual Funds with $3,763,782,482 in total assets under management
-------------------------------------- --------------------------------------------------------------------------
Robert J. Lloyd                        5 Registered Mutual Funds with $3,853,316,960 in total assets under management

                                       2 Unregistered Pooled Investment Vehicle with $59,249,113 in total assets under management

                                       201 Other Accounts with $32,983,919 in total assets under management(6)
-------------------------------------- --------------------------------------------------------------------------
Lanny H. Sachnowitz(5)                 5 Registered Mutual Funds with $9,951,007,548 in total assets under management
-------------------------------------- --------------------------------------------------------------------------

(5) Mr. Anderson, Mr. Birdsall and Mr. Sachnowitz each began serving as portfolio managers on AIM Constellation Fund on September 16, 2005. Information on other accounts they manage has been provided as of August 31, 2005.

(6) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models."

                            INSTITUTIONAL CLASSES OF


                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                     Supplement dated September 20, 2005 to
         the Statement of Additional Information dated February 28, 2005 as supplemented April 1, 2005, April 29, 2005, July 1, 2005 and July 7, 2005


This supplement supercedes and replaces in its entirety the supplement dated July 7, 2005.

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM AGGRESSIVE GROWTH FUND" on page G-1 of the Statement of Additional Information:

                "NAME OF PORTFOLIO MANAGER                           DOLLAR RANGE OF INVESTMENTS IN EACH FUND
------------------------------------------------------------ ---------------------------------------------------------
                                             AIM AGGRESSIVE GROWTH FUND
------------------------------------------------------------ ---------------------------------------------------------
Kirk L. Anderson(2)                                                                    None
------------------------------------------------------------ ---------------------------------------------------------
James G. Birdsall(2)                                                                   None
------------------------------------------------------------ ---------------------------------------------------------
Lanny H. Sachnowitz(2)                                                                 None
------------------------------------------------------------ ---------------------------------------------------------

(2) Mr. Anderson, Mr. Birdsall and Mr. Sachnowitz each began serving as portfolio managers on AIM Aggressive Growth Fund on September 16, 2005. Ownership information has been provided as of August 31, 2005."


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM CONSTELLATION FUND" on page G-1 of the Statement of Additional Information:

                "NAME OF PORTFOLIO MANAGER                           DOLLAR RANGE OF INVESTMENTS IN EACH FUND
------------------------------------------------------------ ---------------------------------------------------------
                                               AIM CONSTELLATION FUND
------------------------------------------------------------ ---------------------------------------------------------
Kirk L. Anderson(3)                                                                    None
------------------------------------------------------------ ---------------------------------------------------------
James G. Birdsall(3)                                                                   None
------------------------------------------------------------ ---------------------------------------------------------
Robert J. Lloyd                                                                        None
------------------------------------------------------------ ---------------------------------------------------------
Lanny H. Sachnowitz(3)                                                                 None
------------------------------------------------------------ ---------------------------------------------------------

(3) Mr. Anderson, Mr. Birdsall and Mr. Sachnowitz each began serving as portfolio managers on AIM Constellation Fund on September 16, 2005. Ownership information has been provided as of August 31, 2005."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM AGGRESSIVE GROWTH FUND" on page G-3 of the Statement of Additional Information:

                                       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
     "NAME OF PORTFOLIO MANAGER                                        CATEGORY
-------------------------------------- --------------------------------------------------------------------------
                                            AIM AGGRESSIVE GROWTH FUND
-------------------------------------- --------------------------------------------------------------------------
Kirk L. Anderson(4)                    12 Registered Mutual Funds with $5,994,696,613 in total assets under management

                                       4 Unregistered Pooled Investment Vehicles with $352,982,291 in total assets under management
-------------------------------------- --------------------------------------------------------------------------
James G. Birdsall(4)                   4 Registered Mutual Funds with $3,763,782,482 in total assets under management
-------------------------------------- --------------------------------------------------------------------------
Lanny H. Sachnowitz(4)                 5 Registered Mutual Funds with $9,951,007,548 in total assets under management
-------------------------------------- --------------------------------------------------------------------------

(4) Mr. Anderson, Mr. Birdsall and Mr. Sachnowitz each began serving as portfolio managers on AIM Aggressive Growth Fund on September 16, 2005. Information on other accounts they manage has been provided as of August 31, 2005."


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM CONSTELLATION FUND" on page G-4 - G-5 of the Statement of Additional
Information:

                                       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
     "NAME OF PORTFOLIO MANAGER                                        CATEGORY
-------------------------------------- --------------------------------------------------------------------------
                                             AIM CONSTELLATION FUND
-------------------------------------- --------------------------------------------------------------------------
Kirk L. Anderson(5)                    12 Registered Mutual Funds with $5,994,696,613 in total assets under management

                                       4 Unregistered Pooled Investment Vehicles with $352,982,291 in total assets under management
-------------------------------------- --------------------------------------------------------------------------
James G. Birdsall(5)                   4 Registered Mutual Funds with $3,763,782,482 in total assets under management
-------------------------------------- --------------------------------------------------------------------------
Robert J. Lloyd                        5 Registered Mutual Funds with $3,853,316,960 in total assets under management

                                       2 Unregistered Pooled Investment Vehicle with $59,249,113 in total assets under management

                                       201 Other Accounts with $32,983,919 in total assets under management(6)
-------------------------------------- --------------------------------------------------------------------------
Lanny H. Sachnowitz(5)                 5 Registered Mutual Funds with $9,951,007,548 in total assets under management
-------------------------------------- --------------------------------------------------------------------------

(5) Mr. Anderson, Mr. Birdsall and Mr. Sachnowitz each began serving as portfolio managers on AIM Constellation Fund on September 16, 2005. Information on other accounts they manage has been provided as of August 31, 2005.

(6) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models."


                                       2